CASH TRUST SERIES, INC.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 16, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:           CASH TRUST SERIES, INC.
Government Cash Series (“Portfolio”)
   1933 Act File No. 33-29838
   1940 Act File No. 811-5843

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Portfolio.

The purpose of this Registration Statement is to register shares of common stock of the above-named Portfolio under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which Hilliard-Lyons Government Fund, Inc., will transfer substantially all of its assets to the Portfolio in exchange for shares of the Portfolio.

 In connection with the review of this filing by staff of the Securities and Exchange Commission, the Portfolio acknowledges the staff’s view that: the Portfolio is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Portfolio may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We would appreciate receiving any comments you may have by May 3, 2010. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-4827.

Very truly yours,

/s/ Heidi Loeffert
Heidi Loeffert
Senior Paralegal
Enclosures